Janus Henderson VIT Mid Cap Value Portfolio

Schedule of Investments (unaudited)

September 30, 2019

Shares or Principal Amounts		Value
Common Stocks – 94.8%
Aerospace & Defense – 1.8%
BWX Technologies Inc	35,742	$2,044,800
Auto Components – 1.2%
Aptiv PLC	15,646	1,367,773
Banks – 9.0%
Citizens Financial Group Inc	67,375	2,383,054
First Horizon National Corp	92,072	1,491,566
M&T Bank Corp	18,477	2,918,812
Prosperity Bancshares Inc	15,769	1,113,765
Regions Financial Corp	69,824	1,104,616
Sterling Bancorp/DE	64,687	1,297,621
		10,309,434
Capital Markets – 1.0%
Affiliated Managers Group Inc	13,547	1,129,142
Chemicals – 8.7%
Axalta Coating Systems Ltd*	47,767	1,440,175
Mosaic Co	77,038	1,579,279
NewMarket Corp	5,052	2,384,999
Nutrien Ltd	11,472	572,223
Westlake Chemical Corp	20,523	1,344,667
WR Grace & Co	39,886	2,662,789
		9,984,132
Commercial Services & Supplies – 3.5%
IAA Inc*	48,288	2,015,058
Waste Connections Inc	21,713	1,997,596
		4,012,654
Communications Equipment – 1.3%
F5 Networks Inc*	11,026	1,548,271
Consumer Finance – 1.2%
Discover Financial Services	16,533	1,340,661
Containers & Packaging – 1.7%
Graphic Packaging Holding Co	130,463	1,924,329
Electric Utilities – 7.6%
Alliant Energy Corp	44,122	2,379,500
Entergy Corp	20,153	2,365,156
Evergy Inc	59,715	3,974,630
		8,719,286
Electrical Equipment – 1.9%
AMETEK Inc	9,189	843,734
Generac Holdings Inc*	17,863	1,399,387
		2,243,121
Electronic Equipment, Instruments & Components – 0.8%
Avnet Inc	20,976	933,117
Energy Equipment & Services – 1.2%
Apergy Corp*	50,437	1,364,321
Equity Real Estate Investment Trusts (REITs) – 14.9%
Americold Realty Trust	23,893	885,714
Camden Property Trust	8,895	987,434
Equity Commonwealth	78,650	2,693,763
Equity LifeStyle Properties Inc	26,196	3,499,786
Lamar Advertising Co	33,361	2,733,267
Mid-America Apartment Communities Inc	21,743	2,826,807
Public Storage	6,783	1,663,666
Weyerhaeuser Co	64,188	1,778,008
		17,068,445
Food & Staples Retailing – 1.2%
Casey's General Stores Inc	8,421	1,357,128
Food Products – 1.3%
Lamb Weston Holdings Inc	20,447	1,486,906
Health Care Providers & Services – 2.5%
Laboratory Corp of America Holdings*	16,873	2,834,664
Hotels, Restaurants & Leisure – 2.5%
Cedar Fair LP	50,458	2,944,729
Industrial Conglomerates – 0.8%
Carlisle Cos Inc	6,171	898,127
Information Technology Services – 2.2%
Cognizant Technology Solutions Corp	12,524	754,759
Global Payments Inc	11,327	1,800,993
		2,555,752

Shares or Principal Amounts		Value
Common Stocks – (continued)
Insurance – 11.2%
Axis Capital Holdings Ltd	44,382	$2,961,167
Globe Life Inc	35,638	3,412,695
Hartford Financial Services Group Inc	51,402	3,115,475
RenaissanceRe Holdings Ltd	17,342	3,354,810
		12,844,147
Life Sciences Tools & Services – 1.1%
Agilent Technologies Inc	16,154	1,237,881
Machinery – 2.5%
Lincoln Electric Holdings Inc	18,228	1,581,461
Trinity Industries Inc	66,836	1,315,333
		2,896,794
Media – 2.1%
Fox Corp - Class B	75,795	2,390,574
Mortgage Real Estate Investment Trusts (REITs) – 1.6%
AGNC Investment Corp	112,637	1,812,329
Oil, Gas & Consumable Fuels – 2.5%
Cimarex Energy Co	29,810	1,429,091
Valero Energy Corp	17,386	1,481,983
		2,911,074
Semiconductor & Semiconductor Equipment – 0.8%
MKS Instruments Inc	9,925	915,879
Software – 4.4%
CDK Global Inc	27,701	1,332,141
Check Point Software Technologies Ltd*	9,801	1,073,210
Citrix Systems Inc	19,409	1,873,357
Synopsys Inc*	5,743	788,227
		5,066,935
Textiles, Apparel & Luxury Goods – 1.1%
PVH Corp	15,082	1,330,685
Trading Companies & Distributors – 1.2%
GATX Corp	17,278	1,339,563
Total Common Stocks (cost $88,118,215)		108,812,653
Repurchase Agreements – 5.3%
Undivided interest of 11.5% in a joint repurchase agreement (principal amount $53,200,000 with a maturity value of $53,202,956) with ING Financial Markets LLC, 2.0000%, dated 9/30/19, maturing 10/1/19 to be repurchased at $6,100,339 collateralized by $54,062,900 in U.S. Treasuries 0% - 2.8750%, 11/19/19 - 8/15/26 with a value of $54,267,039 (cost $6,100,000)	$6,100,000	6,100,000
Total Investments (total cost $94,218,215) – 100.1%		114,912,653
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(115,862)
Net Assets – 100%		$114,796,791

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$113,267,220	98.6%
Israel	1,073,210	0.9
Canada	572,223	0.5

Total	$114,912,653	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$108,812,653	$-	$-
Repurchase Agreements	-	6,100,000	-
Total Assets	$108,812,653	$6,100,000	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.